MORTGAGE LOANS ON REAL ESTATE - Additional Information (Details) - Commercial Mortgage Loans - loanAgreement	Jun. 30, 2023	Dec. 31, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Number commercial loans	2	1
Real Estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan-to-value ratio	75.00%